SHARE CAPITAL - Schedule of Changes in Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of Options [Abstract]
Options outstanding, beginning of year (in shares) | shares	2,606	5,584
Options exercisable, beginning of year (in shares) | shares	2,020	4,758
Options exercised (in shares) | shares	(3)
Options cancelled (in shares) | shares	(1,792)	(2,978)
Options outstanding, end of year (in shares) | shares	811	2,606
Options exercisable, end of year (in shares) | shares	274	2,020
Weighted Average Exercise Price [Abstract]
Options outstanding, beginning of year (in CAD per share)	$ 26.38	$ 29.63
Options exercisable, beginning of year (in CAD per share)	28.44	31.26
Options exercised (in CAD per share)	27.44
Options cancelled (in CAD per share)	28.41	34.28
Options outstanding, end of year (in CAD per share)	21.88	26.38
Options exercisable, end of year (in CAD per share)	27.53	28.44
Weighted average share price for share options exercised (in CAD per share)	$ 30.13	$ 0